Financial expense, net (Tables)	6 Months Ended
Jun. 30, 2022
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2022 and 2021:

	For the six-month period ended June 30,
	2022	2021
Financial income	($ in thousands)
Interest income from loans and credits	699	1,027
Interest rate gains on derivatives: cash flow hedges	921	205
Total	1,620	1,232

Financial expense
	For the six-month period ended June 30,
	2022	2021
Financial expense	($ in thousands)
Interest on loans and notes	(140,616)	(158,882)
Interest rates losses derivatives: cash flow hedges	(23,737)	(30,642)
Total	(164,353)	(189,524)

Other financial income and expenses
The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2022, and 2021:

	For the six-month period ended June 30,
Other financial income / (expenses)	2022	2021
	($ in thousands)
Other financial income	11,241	21,434
Other financial losses	(11,624)	(8,133)
Total	(383)	13,301